Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information
Entity Registrant Name	RADCOM LTD
Entity Central Index Key	0001016838
Document Type	6-K
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2016